THE FX STRATEGY FUND. SUMMARY SECTION
Investment Objective
The Fund seeks income and capital appreciation
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 15 of the Fund's Prospectus.

Shareholder Fees (paid directly from your investment)
Shareholder Fees - (THE FX STRATEGY FUND.) THE FX STRATEGY FUND.	Class A	Class C	Class I
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none
Redemption fee (as a % of amount redeemed, if sold within 30 days)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (THE FX STRATEGY FUND.) THE FX STRATEGY FUND.		Class A	Class C	Class I
Management fees		1.00%	1.00%	1.00%
+ Distribution and service (12b-1) fees		0.25%	1.00%	0.25%
+ Other expenses	[1]	0.31%	0.31%	0.31%
+ Acquired Fund Fees and Expenses	[1][2]	1.25%	1.25%	1.25%
= Total annual Fund operating expenses		2.81%	3.56%	2.81%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

If Shares Are Redeemed
Expense Example (THE FX STRATEGY FUND) THE FX STRATEGY FUND. (USD $)	1 Year	3 Years
Class A	843	1,396
Class C	359	1,091
Class I	284	871

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.

The Fund's adviser seeks to achieve the Fund's investment objective primarily through two complementary strategies:

: investing in investment grade income securities and;

: investing in foreign currency-linked securities and derivatives and

These two complementary primary strategies are intended to generate returns from interest income on fixed income securities and capital appreciation from currency-linked securities. The Fund defines "investment grade" fixed income securities as those rated Baa3 or higher by Moody's Investors Service or BBB- or higher by Standard and Poor's Ratings Group, or if unrated, determined by the adviser of similar quality. Fixed income securities include bills, notes, bonds, debentures and other evidences of indebtedness issued by domestic or foreign corporations, governments and their agencies or instrumentalities; and exchange-traded funds ("ETFs") and mutual funds that each invest primarily in investment grade fixed income securities. On average, the fixed income portion of the Fund's portfolio will have an average maturity of 5 years or less, although the Fund will invest in individual securities of any maturity. The Fund also will invest in foreign currency-linked securities or foreign currency derivatives as a substitute for securities when the adviser believes derivatives will provide higher returns. These investments are selected using a proprietary foreign exchange model developed by P/E Investments and licensed to the Advisor (the "FX Model").

The FX Model strategy is designed to capture returns related to trends in currency exchange rates by investing primarily in securities of domestic and foreign (i) limited partnerships, (ii) limited liability companies, (iii) currency-linked ETFs, (iv) currency-linked mutual funds and (v) other types of pooled investment vehicles (collectively, "Underlying Funds"), and/or currency forward, futures and swap contracts. Each Underlying Fund invests according to its own manager's currency sub-strategy by investing primarily in one or a combination of foreign currency denominated (i) fixed income securities, (ii) swap contracts, (iii) futures contracts, (iii) forward contracts or (iv) spot contracts. The FX Model strategy uses multiple factors and quantitative techniques to analyze macroeconomic and financial indicators to determine long and short positions in major currencies. The adviser expects that by applying the FX Model, which analyzes macroeconomic and financial factors including relative interest and inflation rates this strategy will identify currency-linked investments that will generate consistent positive absolute returns. The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The adviser buys securities that it believes will generate income or capital appreciation and sells them when a fair-value price target is achieved or fundamentals have diverged from the adviser's investment thesis. The adviser invests long or short in derivatives as substitutes for securities to achieve capital appreciation and terminates these positions when a fair-value price target is achieved or fundamentals have diverged from the adviser's investment thesis.

Principal Risks of Investing in the Fund.

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund's direct investment in securities and derivatives as well as the Fund's indirect risks through investing in ETFs, mutual funds and Underlying Funds.

Credit Risk: Issuers and counterparties will not make payments on securities and other investments, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

Derivatives Risk: Currency-related forward, futures and swap contracts involve leverage risk, tracking risk and counterparty default risk.

EFT and Mutual Fund Risk: ETFs and mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and mutual funds may be higher than other mutual funds that invest directly in securities.

Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities.

Foreign Currency Risk: Currency investing and trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Foreign Investment Risk: Foreign investing involves adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Leverage Risk: Using derivatives to increase the Fund's or an Underlying Fund's combined long and short currency exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

Limited History of Operations: The Fund is a new mutual fund and has a limited history of operation.

Management Risk: The adviser's reliance on it FX Model strategy and its judgments about the attractiveness, value and potential appreciation of particular currencies and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

Market Risk: Overall securities and currency market risks may affect the value of individual securities which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and currency markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

Short Position Risk: The Fund will incur a loss as a result of a direct or Underlying Fund's short currency position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased.

Underlying Funds Risk: Underlying Funds, including currency-linked ETFs and currency-linked mutual funds, are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in securities and currencies. Underlying Funds are subject to specific risks, depending on the nature of the fund.

The Fund's Past Performance.

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.fxstrategyfund.com or by calling 1-855-397-8728.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2010
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 11, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 11, 2011
Prospectus Date	rr_ProspectusDate	Jan 11, 2011
THE FX STRATEGY FUND. | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee (as a % of amount redeemed, if sold within 30 days)	rr_ExchangeFeeOverRedemption	1.00%
Management fees	rr_ManagementFeesOverAssets	1.00%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
+ Other expenses	rr_OtherExpensesOverAssets	0.31%	[1]
+ Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.25%	[1],[2]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.81%
1 Year	rr_ExpenseExampleYear01	843
3 Years	rr_ExpenseExampleYear03	1,396
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
THE FX STRATEGY FUND. | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee (as a % of amount redeemed, if sold within 30 days)	rr_ExchangeFeeOverRedemption	1.00%
Management fees	rr_ManagementFeesOverAssets	1.00%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.31%	[1]
+ Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.25%	[1],[2]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	3.56%
1 Year	rr_ExpenseExampleYear01	359
3 Years	rr_ExpenseExampleYear03	1,091
THE FX STRATEGY FUND. | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee (as a % of amount redeemed, if sold within 30 days)	rr_ExchangeFeeOverRedemption	1.00%
Management fees	rr_ManagementFeesOverAssets	1.00%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
+ Other expenses	rr_OtherExpensesOverAssets	0.31%	[1]
+ Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.25%	[1],[2]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.81%
1 Year	rr_ExpenseExampleYear01	284
3 Years	rr_ExpenseExampleYear03	871
THE FX STRATEGY FUND.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	THE FX STRATEGY FUND. SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks income and capital appreciation
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least  $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 15 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, more than $25,000 in shares of the Fund or other funds in the Prudential Investments family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's adviser seeks to achieve the Fund's investment objective primarily through two complementary strategies:

: investing in investment grade income securities and;

: investing in foreign currency-linked securities and derivatives and

These two complementary primary strategies are intended to generate returns from interest income on fixed income securities and capital appreciation from currency-linked securities. The Fund defines "investment grade" fixed income securities as those rated Baa3 or higher by Moody's Investors Service or BBB- or higher by Standard and Poor's Ratings Group, or if unrated, determined by the adviser of similar quality. Fixed income securities include bills, notes, bonds, debentures and other evidences of indebtedness issued by domestic or foreign corporations, governments and their agencies or instrumentalities; and exchange-traded funds ("ETFs") and mutual funds that each invest primarily in investment grade fixed income securities. On average, the fixed income portion of the Fund's portfolio will have an average maturity of 5 years or less, although the Fund will invest in individual securities of any maturity. The Fund also will invest in foreign currency-linked securities or foreign currency derivatives as a substitute for securities when the adviser believes derivatives will provide higher returns. These investments are selected using a proprietary foreign exchange model developed by P/E Investments and licensed to the Advisor (the "FX Model").

The FX Model strategy is designed to capture returns related to trends in currency exchange rates by investing primarily in securities of domestic and foreign (i) limited partnerships, (ii) limited liability companies, (iii) currency-linked ETFs, (iv) currency-linked mutual funds and (v) other types of pooled investment vehicles (collectively, "Underlying Funds"), and/or currency forward, futures and swap contracts. Each Underlying Fund invests according to its own manager's currency sub-strategy by investing primarily in one or a combination of foreign currency denominated (i) fixed income securities, (ii) swap contracts, (iii) futures contracts, (iii) forward contracts or (iv) spot contracts. The FX Model strategy uses multiple factors and quantitative techniques to analyze macroeconomic and financial indicators to determine long and short positions in major currencies. The adviser expects that by applying the FX Model, which analyzes macroeconomic and financial factors including relative interest and inflation rates this strategy will identify currency-linked investments that will generate consistent positive absolute returns. The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The adviser buys securities that it believes will generate income or capital appreciation and sells them when a fair-value price target is achieved or fundamentals have diverged from the adviser's investment thesis. The adviser invests long or short in derivatives as substitutes for securities to achieve capital appreciation and terminates these positions when a fair-value price target is achieved or fundamentals have diverged from the adviser's investment thesis.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	We normally invest at least 80% of the Fund's investable assets in equity and equity-related securities of medium-sized companies with the potential for above-average growth.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund's direct investment in securities and derivatives as well as the Fund's indirect risks through investing in ETFs, mutual funds and Underlying Funds.

Credit Risk: Issuers and counterparties will not make payments on securities and other investments, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

Derivatives Risk: Currency-related forward, futures and swap contracts involve leverage risk, tracking risk and counterparty default risk.

EFT and Mutual Fund Risk: ETFs and mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and mutual funds may be higher than other mutual funds that invest directly in securities.

Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities.

Foreign Currency Risk: Currency investing and trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

Foreign Investment Risk: Foreign investing involves adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Leverage Risk: Using derivatives to increase the Fund's or an Underlying Fund's combined long and short currency exposure creates leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

Limited History of Operations: The Fund is a new mutual fund and has a limited history of operation.

Management Risk: The adviser's reliance on it FX Model strategy and its judgments about the attractiveness, value and potential appreciation of particular currencies and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

Market Risk: Overall securities and currency market risks may affect the value of individual securities which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and currency markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

Short Position Risk: The Fund will incur a loss as a result of a direct or Underlying Fund's short currency position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased.

Underlying Funds Risk: Underlying Funds, including currency-linked ETFs and currency-linked mutual funds, are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in securities and currencies. Underlying Funds are subject to specific risks, depending on the nature of the fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to investment risks, including possible loss of your original investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.fxstrategyfund.com or by calling 1-855-397-8728.

[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.